10-K Operations of the Company	3 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations of the Company	Operations of the Company
The Company is a global cannabis company dedicated to developing, manufacturing and distributing a portfolio of cannabis brands for consumers and patients worldwide. The Company's product portfolio includes flower, pre-rolls, vaporizer cartridges, concentrates, topicals, tinctures, edibles and beverages.
The Company's global brand portfolio consists of Select, Grassroots, Find, Dark Heart, Reef, Anthem, Curaleaf, JAMS, Four20 Pharma, and Huala.
Domestic Operations:
In the United States (“U.S.”), the Company serves the medical and adult-use cannabis markets through retail and wholesale channels. As of December 31, 2025, the Company’s U.S. operations, conducted by the Company and/or its affiliates, spanned 14 states and included 168 dispensaries, 15 cultivation sites and 18 manufacturing facilities.
International Operations:
The Company’s international operations extend to cultivation, processing, manufacturing and distribution in several key markets:
•Cultivation: The Company operates licensed cultivation facilities in Portugal and Canada.
•Processing and Manufacturing: Pharma-grade cannabis processing and manufacturing facilities are maintained in Germany, Spain, Canada, Portugal and the United Kingdom (“U.K.”).
•Wholesale Distribution: The Company supplies cannabis on a wholesale basis to Australia, New Zealand, the U.K. and various European countries, including Germany, Italy, Poland, the Czech Republic, Switzerland, Sweden and Norway.
•Retail Sales: In the U.K., the Company operates a medical cannabis clinic and holds a pharmacy license, which enables the direct retail supply of medical cannabis to patients.
On December 14, 2023, the Company’s subordinate voting shares ("SVS") were listed and commenced trading on the Toronto Stock Exchange (the "TSX") under the symbol “CURA” (the "TSX Listing") and quoted on the OTCQX under the symbol “CURLF”. In connection with the TSX Listing, the Company's SVS were delisted from the Canadian Securities Exchange at the close of markets on December 13, 2023.
The principal business address of the Company is located at 250 Harbor Drive, Third Floor, Stamford, Connecticut 06902. The Company’s registered and records office address is located at Suite 1700-666 Burrard Street, Vancouver, British Columbia, Canada.